Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 14.8%
Entertainment 5.3%
Live Nation Entertainment, Inc.*	57,567	7,517,099
Netflix, Inc.*	20,629	19,237,161
ROBLOX Corp. "A"*	112,867	6,579,018
Spotify Technology SA*	31,335	17,235,190
		50,568,468
Interactive Media & Services 8.1%
Alphabet, Inc. "A"	146,722	22,689,090
Alphabet, Inc. "C"	134,656	21,037,307
Meta Platforms, Inc. "A"	57,676	33,242,139
		76,968,536
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.	49,008	13,070,924
Consumer Discretionary 9.7%
Broadline Retail 6.0%
Amazon.com, Inc.*	302,352	57,525,491
Hotels, Restaurants & Leisure 1.1%
DraftKings, Inc. "A"*	138,812	4,609,946
Planet Fitness, Inc. "A"*	60,000	5,796,600
		10,406,546
Household Durables 0.5%
SharkNinja, Inc.*	54,809	4,571,619
Specialty Retail 1.7%
Burlington Stores, Inc.*	18,177	4,332,125
Home Depot, Inc.	31,162	11,420,561
		15,752,686
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	13,083	3,703,274
Consumer Staples 1.2%
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	12,622	11,937,635
Financials 10.1%
Capital Markets 2.0%
Intercontinental Exchange, Inc.	67,439	11,633,228
Moody's Corp.	15,135	7,048,218
		18,681,446
Consumer Finance 0.6%
American Express Co.	21,917	5,896,769

Financial Services 4.2%
Mastercard, Inc. "A"	44,522	24,403,399
Visa, Inc. "A"	43,935	15,397,460
		39,800,859
Insurance 3.3%
Progressive Corp.	110,555	31,288,170
Health Care 11.8%
Biotechnology 1.5%
Exact Sciences Corp.*	101,477	4,392,939
Vertex Pharmaceuticals, Inc.*	20,525	9,950,931
		14,343,870
Health Care Equipment & Supplies 5.2%
Boston Scientific Corp.*	134,889	13,607,602
Cooper Companies, Inc.*	71,406	6,023,096
Dexcom, Inc.*	123,470	8,431,766
Intuitive Surgical, Inc.*	19,468	9,641,917
Stryker Corp.	32,360	12,046,010
		49,750,391
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	21,764	11,398,895
Life Sciences Tools & Services 2.0%
Danaher Corp.	32,430	6,648,150
Stevanato Group SpA (a)	162,761	3,323,579
Thermo Fisher Scientific, Inc.	18,598	9,254,365
		19,226,094
Pharmaceuticals 1.9%
Eli Lilly & Co.	11,962	9,879,535
Zoetis, Inc.	48,741	8,025,206
		17,904,741
Industrials 6.2%
Aerospace & Defense 0.7%
TransDigm Group, Inc.	4,446	6,150,107
Building Products 0.4%
Trex Co., Inc.*	61,079	3,548,690
Construction & Engineering 0.7%
Quanta Services, Inc.	27,470	6,982,325
Electrical Equipment 2.2%
AMETEK, Inc.	64,936	11,178,083
Eaton Corp. PLC	37,252	10,126,211
		21,304,294
Ground Transportation 1.2%
Uber Technologies, Inc.*	151,512	11,039,164
Professional Services 1.0%
TransUnion	55,804	4,631,174
Verisk Analytics, Inc.	17,595	5,236,624
		9,867,798

Information Technology 43.6%
IT Services 2.4%
Accenture PLC "A"	30,385	9,481,336
Cloudflare, Inc. "A"*	47,752	5,381,173
Globant SA* (a)	34,688	4,083,471
MongoDB, Inc.*	23,146	4,059,808
		23,005,788
Semiconductors & Semiconductor Equipment 13.3%
Analog Devices, Inc.	21,390	4,313,721
Applied Materials, Inc.	39,880	5,787,386
Broadcom, Inc.	106,128	17,769,011
NVIDIA Corp.	858,352	93,028,190
Texas Instruments, Inc.	28,413	5,105,816
		126,004,124
Software 19.4%
Adobe, Inc.*	17,051	6,539,570
Box, Inc. "A"*	167,260	5,161,644
Confluent, Inc. "A"*	103,365	2,422,876
CyberArk Software Ltd.*	32,937	11,132,706
Dynatrace, Inc.*	167,681	7,906,159
Guidewire Software, Inc.*	47,468	8,893,604
Intuit, Inc.	15,063	9,248,531
Microsoft Corp.	248,725	93,368,878
Salesforce, Inc.	39,520	10,605,587
ServiceNow, Inc.*	17,909	14,258,071
Synopsys, Inc.*	35,480	15,215,598
		184,753,224
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	363,813	80,813,782
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	24,430	5,699,519
Real Estate 1.5%
Industrial REITs 0.6%
Prologis, Inc.	49,135	5,492,802
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	36,856	4,820,028
CoStar Group, Inc.*	50,481	3,999,609
		8,819,637
Total Common Stocks (Cost $331,724,118)		946,277,668

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $5,832,051)	5,832,051	5,832,051

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $5,581,742)	5,581,742	5,581,742

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $343,137,911)	100.7	957,691,461
Other Assets and Liabilities, Net	(0.7)	(6,400,693)
Net Assets	100.0	951,290,768
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
182,600	5,649,451 (d)	—	—	—	802	—	5,832,051	5,832,051
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b)
14,783,560	34,849,441	44,051,259	—	—	95,011	—	5,581,742	5,581,742
14,966,160	40,498,892	44,051,259	—	—	95,813	—	11,413,793	11,413,793

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $5,708,933, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$946,277,668	$—	$—	$946,277,668
Short-Term Investments (a)	11,413,793	—	—	11,413,793
Total	$957,691,461	$—	$—	$957,691,461

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH1
R-080548-3 (1/27)